Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Restricted cash employee payroll tax withheld	$ 21	$ 44